                                       February 24, 1997



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Loomis Sayles Funds
          (File Nos. 811-6241 and 33-39133)

Ladies and Gentlemen:

     We are filing today, through EDGAR, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, a supplemented Prospectus dated December 30, 1996, as revised February 1, 1997 for the Retail Class shares of the Loomis Sayles Funds - Fixed Income Funds. The Prospectus incorporates the information disclosed in the Supplement dated January 8, 1997 to the Prospectus dated December 30, 1996 of the Loomis Sayles Funds which was filed via EDGAR on January 10, 1997.

     Should you have any questions, I may be reached directly at (617) 482-2450, extension 316.

                                       Sincerely,

                                       /s/ JEANINE P. LIDDELL

                                       Jeanine P. Liddell

Enclosures

cc:  Sheila M. Barry Esq.
     John M. Loder, Esq.
     Brian D. McCabe, Esq.

                                       February 24, 1997



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Loomis Sayles Funds
          (File Nos. 811-6241 and 33-39133)

Ladies and Gentlemen:

     We are filing today, through EDGAR, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, a supplemented Prospectus dated December 30, 1996, as revised February 1, 1997 for the Institutional Class shares of the Loomis Sayles Funds - Fixed Income Funds. The Prospectus incorporates the information disclosed in the Supplement dated January 8, 1997 to the Prospectus dated December 30, 1996 of the Loomis Sayles Funds which was filed via EDGAR on January 10, 1997.

     Should you have any questions, I may be reached directly at (617) 482-2450, extension 316.

                                       Sincerely,

                                       /s/ JEANINE P. LIDDELL

                                       Jeanine P. Liddell

Enclosures

cc:  Sheila M. Barry Esq.
     John M. Loder, Esq.
     Brian D. McCabe, Esq.